Disposals and discontinued operations (Details) - EUR (€) € in Thousands				1 Months Ended	6 Months Ended	12 Months Ended
		Dec. 30, 2023	May 31, 2023	Nov. 30, 2023	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disposals and discontinued operations
Total losses	[1]						€ (13,604)
Loss on disposal of equity-accounted investee						€ 0	(13,604)
Loss for the year from discontinued operations						€ 0	(751)
Interact Sport Pty Ltd
Disposals and discontinued operations
Cash consideration		€ 200
Impairment loss							€ 1,200
Percentage of voting interest sold		100.00%
Bettech Gaming (PTY) LTD
Disposals and discontinued operations
Cash consideration				€ 500
Loss for the year from discontinued operations					€ 800
Percentage of voting interest sold			49.00%

[1]	Certain comparative amounts have been reclassified to conform with the current year presentation. Refer to Note 1.5 for further information.